Landfill Liabilities - Summary of Liabilities for Final Closure and Post-Closure Costs (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 201.1	$ 184.3	$ 184.3	$ 191.5
Increase in retirement obligation	7.9		11.5
Accretion of closure and post-closure costs	10.0	$ 9.3	13.5	15.0	$ 8.1
Change in estimate			5.6	(14.5)
Costs incurred	(11.2)		(13.8)	(12.0)
Divestiture of businesses	(3.7)
Ending balance	204.1		201.1	184.3	$ 191.5
Less: Current portion	(31.9)		(29.2)	(28.7)
Noncurrent portion	$ 172.2		$ 171.9	$ 155.6